Share-Based Awards Plan - Additional Information of Baidu, Inc. (Detail) $ / shares in Units, ¥ in Millions, $ in Millions							12 Months Ended
	May 08, 2024 shares	Dec. 02, 2021 shares $ / shares	Sep. 15, 2020	Jul. 31, 2018 shares	Oct. 31, 2010 shares	Dec. 31, 2008 shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Aug. 31, 2023 shares	Aug. 06, 2016 shares
Parent Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted				10 years
Percentage of voting power							10.00%	10.00%
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares								$ 11
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares								$ 0
Parent Company | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised | ¥										¥ 64		¥ 124
Total fair value of options vested							36	$ 5		85		193
Unrecognized share-based compensation cost							¥ 7						$ 1
A weighted-average vesting period over which the deferred cost is expected to be recognized							1 year	1 year
The weighted-average grant-date fair value of options granted during respective years | $ / shares											$ 8
Parent Company | Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term							4 years	4 years
Parent Company | Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term							2 years	2 years
Parent Company | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost							¥ 3,700						$ 508
A weighted-average vesting period over which the deferred cost is expected to be recognized							2 years 7 months 6 days	2 years 7 months 6 days
Total fair value of shares vested during respective years, restricted shares							¥ 4,400	$ 603		¥ 6,100		¥ 6,200
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares								$ 11	$ 17		$ 15
Parent Company | Employee Holding More Than Ten Percent Voting Power | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the fair market value of the entity's ordinary shares							110.00%						110.00%
Parent Company | 2008 Plan | Revision of Prior Period, Reclassification, Adjustment | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance						274,302,160
Parent Company | 2008 Plan | Employee Holding No More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted						10 years
Parent Company | 2008 Plan | Employee Holding More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted						5 years
Parent Company | Stock Incentive Plan 2018 | Revision of Prior Period, Reclassification, Adjustment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance				275,516,000
Parent Company | 2023 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance														281,230,346
iQIYI | 2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance					58,875,478										589,729,714
Shares vesting term					4 years
iQIYI | 2010 Equity Incentive Plan | Original Term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted					10 years
iQIYI | 2010 Equity Incentive Plan | Modified Term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted			20 years
iQIYI | 2010 and 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost							¥ 776						$ 104
A weighted-average vesting period over which the deferred cost is expected to be recognized							2 years 3 months 18 days	2 years 3 months 18 days
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares								$ 0.01
iQIYI | 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		364,000,000
Contractual term of share-based awards granted		10 years
Reduction is ordinary shares for issuance of each restricted stock unit		1.3
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 0
iQIYI | 2024 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	350,000,000
Contractual term of share-based awards granted	10 years
Other Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term										4 years